SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

21. SHARE CAPITAL

a) Authorized:

Unlimited Class A common shares without par value

1,500,000 Class B Series I preferred shares without par value

1,000,000 Class B Series II preferred shares without par value

As at December 31, 2021 and 2020, there were no preferred shares outstanding.

b) Issued and outstanding:

During the year ended December 31, 2021:

• On June 22, 2021, the Company issued 6,300,000 common shares with a fair value of $569,520 as partial consideration to acquire an additional 26.25% interest in Evotech (Note 7).

• On October 20, 2021, the Company completed the initial closing of a private placement of 72 Class B Units at a price of $100 per each Unit for aggregate proceeds of $7,200. Each Class B Unit was comprised of (i) one subordinated, secured bond of the Company in the principal amount of $100 bearing simple interest at a rate of 10% per annum payable monthly on the last day of each month, with a maturity date of September 30, 2023 (each, a "Class B Bond"); and (ii) 50 Class A Common Shares of the Company. The 72 Class B Units were comprised of an aggregate of 3,600 Class A Common Shares and 72 Class B Bonds (Note 19). The $7,200 proceeds for the Class B Units were allocated to the 3,600 Class A Common Shares for $696 and the 72 Class B Bonds for $6,504.

• In connection with the issuance of the Units, the Company issued 4,267 Agent Warrants and paid a cash commission of $576. The Agent Warrants are exercisable at a price of $0.125 per Share for a period of 36 months from the date of issuance. The 4,267 Agent Warrants were issued on October 19, 2021 with a fair value of $372 as calculated using the Black-Scholes option pricing model. The total debt financing costs of $948 were allocated to the Class B Bonds as debt issuance costs for $856 and to the issuance of 3,600 Class A Common Shares for $92, which was recognized as share issuance costs.

• On November 16, 2021, the Company completed the second closing of a private placement of 37 Class A Units and 437 Class B Units at a price of $100 per each unit for aggregate proceeds of $47,400, of which $11,600 remains outstanding and recognized as share subscriptions received. Each Class A Unit was comprised of (i) one subordinated, secured bond of the Company in the principal amount of $100 bearing simple interest at a rate of 10% per annum payable monthly on the last day of each month, with a maturity date of September 30, 2022 (each, a "Class A Bond"); and (ii) 25 Class A Common Shares of the Company. Each Class B Unit was comprised of (i) one subordinated, secured bond of the Company in the principal amount of $100 bearing simple interest at a rate of 10% per annum payable monthly on the last day of each month, with a maturity date of September 30, 2023 (each, a "Class B Bond"); and (ii) 50 Class A Common Shares of the Company. The 37 Class A Units were comprised of an aggregate of 925 Shares and 37 Class A Bonds (Note 19). The 437 Class B Units were comprised of an aggregate of 21,850 Class A Common Shares and 437 Class B Bonds (Note 19).

In connection with the issuance of the Units, the Company issued 36,114 Agent Warrants and paid a cash commission of $3,681. The Agent Warrants are exercisable at a price of $0.105 per Share for a period of 36 months from the date of issuance. The 36,114 Agent Warrants were issued on November 16, 2021 with a fair value of $2,260 as calculated using the Black-Scholes option pricing model. The total debt financing costs of $5,941 were allocated to the Class A Bonds as debt issuance costs for $344, to the Class B Bonds as debt issuance costs for $5,061, and to the issuance of 22,775 Class A Common Shares for $536, which was recognized as share issuance costs.

• On December 14, 2021, the Company completed the third closing of a private placement of 167 Class A Units and 786 Class B Units at a price of $100 per each unit for aggregate proceeds of $95,300. Each Class A Unit was comprised of (i) one subordinated, secured bond of the Company in the principal amount of $100 bearing simple interest at a rate of 10% per annum payable monthly on the last day of each month, with a maturity date of September 30, 2022 (each, a "Class A Bond"); and (ii) 25 Class A Common Shares of the Company. Each Class B Unit was comprised of (i) one subordinated, secured bond of the Company in the principal amount of $100 bearing simple interest at a rate of 10% per annum payable monthly on the last day of each month, with a maturity date of September 30, 2023 (each, a "Class B Bond"); and (ii) 50 Class A Common Shares of the Company. The 167 Class A Units were comprised of an aggregate of 4,175 Class A Common Shares and 167 Class A Bonds (Note 19). The 786 Class B Units were comprised of an aggregate of 39,300 Class A Common Shares and 786 Class B Bonds (Note 19).

In connection with the issuance of the Units, the Company issued 80,253 Agent Warrants and paid a cash commission of $7,123. The Agent Warrants are exercisable at a price of $0.095 per Share for a period of 36 months from the date of issuance. The 80,252 Agent Warrants were issued on December 14, 2021 with a fair value of $3,816 as calculated using the Black-Scholes option pricing model. The total debt financing costs of $10,939 were allocated to the Class A Bonds as debt issuance costs for $1,439, to the Class B Bonds as debt issuance costs for $8,586, and to the issuance of 43,475 Class A Common Shares for $914, which was recognized as share issuance costs.

During the year ended December 31, 2020:

• On April 30, 2020, the Company issued 714,286 common shares as a penalty to the holders of the convertible debentures, with a fair value of $24,286. The fair value of the penalty was not readily determinable, as such, the common shares were valued at the fair value of common shares on grant date.

There were no share issuances during the year ended December 31, 2019.

c) Warrants

A continuity of warrants for the years ended December 31, 2021 and 2020 is as follows:

	Number	Weighted average exercise price
		$
Balance December 31, 2019	32,215,433	0.11
Expired	(31,293,653)	0.11
Balance December 31, 2020	921,780	0.09
Issued	120,634	0.10
Expired	(921,780)	0.09
Balance, December 31, 2021	120,634	0.10

During the year ended December 31, 2021, a total of 921,780 (2020 - 31,293,653) warrants expired unexercised. Upon expiry of the warrants, $33,535 (2020 - $597,632) was reclassified from contributed surplus to deficit.

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2021:

Number of warrants outstanding	Exercise price	Expiry date
	$
4,267	0.125	October 19, 2024
36,114	0.105	November 16, 2024
80,253	0.095	December 14, 2024
120,634

As at December 31, 2021, the warrants outstanding have a weighted average life remaining of 2.93 years (2020 - 0.75 years).

d) Stock options

The Company has established a stock option plan for directors, employees, and consultants. Under the Company's stock option plan, the exercise price of each option is determined by the Board, subject to the Discounted Market Price policies of the Canadian Stock Exchange. The aggregate number of shares issuable pursuant to options granted under the plan is limited to 10% of the Company's issued shares at the time the options are granted. The aggregate number of options granted to any one optionee in a 12-month period is limited to 5% of the issued shares of the Company.

There were no stock options granted during the years ended December 31, 2021 and 2020.

A continuity of stock options for the years ended December 31, 2021 and 2020 is as follows:

	Number	Weighted average exercise price
		$
Balance, December 31, 2021 and 2020	1,275,000	0.30

As at December 31, 2021, the following stock options were outstanding and exercisable:

Options outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry Date
		$
325,000	325,000	0.45	0.21	March 17, 2022
950,000	950,000	0.25	1.13	February 17, 2023
1,275,000	1,275,000	0.30	0.90

e) Performance share units

On September 8, 2021, the Company approved an Omnibus Equity Incentive Plan, which is designed to provide certain consultants of the Company with the opportunity to acquire Performance Share Units ("PSU's") of the Company as an award for achieving certain performance criteria. Each PSU represents the right to receive one common share of the Company and will become vested if the participant achieves the performance criteria within the performance cycle set forth in the grant notice.

On September 8, 2021, the Company granted an aggregate of 2,000,000 PSU's to certain consultants. During the year ended December 31, 2021, the performance criteria was met and the 2,000,000 PSU's vested. Subsequent to the year ended December 31, 2021, the Company issued 2,000,000 common shares (Note 29).

As at December 31, 2021, the Company recognized share-based compensation and shares issuable of $130,000 related to vested PSU's.